Summary of Significant Accounting Polices - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Store	Dec. 31, 2019 BRL (R$) Store	Dec. 31, 2018
Statement1 [Line Items]
Rates of inflation	36.10%	54.50%
Gains on exchange differences on translation	R$ 32,160	R$ 17,666
Period covered by budgets and forecast calculations	5 years
Applicable tax rate	(70.60%)	29.20%	18.60%
Tax loss carryforward on taxable income | %	30.00%
Amount of provision reversed	R$ 297,216
Amount related to loan and financing contracts subject to reference rate reform	R$ 761,074
Corporate Income Tax IRPJ [Member]
Statement1 [Line Items]
Applicable tax rate	15.00%
Additional applicable tax rate	10.00%
Income Taxable	R$ 240
Social Contribution CSLL [Member]
Statement1 [Line Items]
Applicable tax rate	9.00%
Bottom of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	80.00%
Applicable tax rate	17.00%
Top of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	125.00%
Applicable tax rate	19.00%
IAS 29 [Member] | Financial Result [Member]
Statement1 [Line Items]
Effect of initial application of standards	R$ 20,625	R$ 13,947
IAS 29 [Member] | Net Income [Member]
Statement1 [Line Items]
Effect of initial application of standards	106,206	R$ 68,940
Amendments to IFRS 16 [Member]
Statement1 [Line Items]
Recongnized Reduction in Lease Expenses	R$ 58,700
Franchise Stores [Member]
Statement1 [Line Items]
Number of stores | Store	474	256
Brazil [Member]
Statement1 [Line Items]
Number of stores | Store	61	43
France Argentina and Chile [Member]
Statement1 [Line Items]
Number of stores | Store	7	9